Operating Segments	9 Months Ended
Sep. 30, 2022
Operating Segments [Abstract]
Operating Segments

Note 4:- Operating Segments

a.	General:

The company has two operating segments, as follows:

Proprietary Products	-	Development, manufacturing, lessening sales and distribution of plasma-derived protein therapeutics

Distribution	-	Distribute imported drug products in Israel, which are manufactured by third parties.

b.	Reporting on operating segments:

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Nine months period ended September 30, 2022
Revenues	$67,198	$16,702	$83,900
Gross profit	$29,342	$2,070	$31,412
Unallocated corporate expenses			(30,898)
Finance expenses, net			(5,719)
Income before taxes on income			$(5,205)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Nine months period ended September 30, 2021
Revenues	$57,316	$14,857	$72,173
Gross profit	$21,711	$2,022	$23,733
Unallocated corporate expenses			(21,127)
Finance expenses, net			173
Income before taxes on income			$2,779

	Proprietary
	Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended September 30, 2022
Revenues	$25,580	$6,637	$32,217
Gross profit	$12,429	$441	$12,870
Unallocated corporate expenses			(10,308)
Finance expenses, net			(2,068)
Income before taxes on income			$494

	Proprietary
	Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Three months period ended September 30, 2021
Revenues	$17,123	$5,911	$23,034
Gross profit	$5,045	$685	$5,730
Unallocated corporate expenses			(6,534)
Finance expenses, net			(41)
Income before taxes on income			$(845)

b.	Reporting on operating segments:

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Year Ended December 31, 2021
Revenues	$75,521	$28,121	$103,642
Gross profit	$27,327	$3,001	$30,328
Unallocated corporate expenses			(31,024)
Finance expenses, net			(1,189)
Income before taxes on income			$(1,885)

c.	Reporting on operating segments by geographic region:

	Nine months period ended September 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$52,866	$-	$52,866
Israel	3,631	16,702	20,333
Europe	2,192	-	2,192
Latin America	5,301	-	5,301
Asia	2,665	-	2,665
Others	543	-	543
	$67,198	$16,702	$83,900

	Nine months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America	$39,265	-	$39,265
Israel	6,437	14,857	21,294
Europe	4,491	-	4,491
Latin America	5,255	-	5,255
Asia	1,753	-	1,753
Others	115	-	115
	$57,316	$14,857	$72,173

c.	Reporting on operating segments by geographic region:

	Three months period ended September 30, 2022
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$20,597	$-	$20,597
Israel	1,377	6,637	8,014
Europe	750	-	750
Latin America	1,775	-	1,775
Asia	767	-	767
Others	314	-	314
	$25,580	$6,637	$32,217

	Three months period ended September 30, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A and North America.	$12,710	-	$12,710
Israel	849	5,911	6,760
Europe	1,097		1,097
Latin America	1,652		1,652
Asia	734		734
Others	81		82
	$17,123	$5,911	$23,034

	Year ended December 31, 2021
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A and North America	$49,763	$-	$49,763
Israel	7,653	28,121	35,774
Europe	5,677	-	5,677
Latin America	9,127	-	9,127
Asia	3,167	-	3,167
Others	134	-	134
	$75,521	$28,121	$103,642